Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 1,038,823	¥ 730,414		¥ 730,414
Profit from continuing operations	40,157	49,323	¥ 29,318
Other comprehensive income (loss)	(699)	7,885
Total comprehensive income	¥ 39,458	¥ 57,208